Schedule of Investments(a)
Invesco S&P 500® Pure Growth ETF (RPG)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-7.26%
Alphabet, Inc., Class A(b)	125,176	$17,537,158
Alphabet, Inc., Class C(b)	105,399	14,945,578
Live Nation Entertainment, Inc.(b)(c)	414,504	36,828,680
Meta Platforms, Inc., Class A(b)	93,228	36,371,972
Netflix, Inc.(b)	39,106	22,060,086
		127,743,474
Consumer Discretionary-27.45%
Amazon.com, Inc.(b)	158,025	24,525,480
Booking Holdings, Inc.(b)	13,080	45,877,708
Chipotle Mexican Grill, Inc.(b)	11,882	28,621,005
D.R. Horton, Inc.	254,659	36,393,318
Expedia Group, Inc.(b)	211,050	31,305,047
Hilton Worldwide Holdings, Inc.	183,438	35,029,320
lululemon athletica, inc.(b)(c)	64,662	29,344,909
Marriott International, Inc., Class A	168,419	40,375,087
Norwegian Cruise Line Holdings Ltd.(b)(c)	1,392,543	24,787,265
NVR, Inc.(b)	3,731	26,397,907
PulteGroup, Inc.(c)	383,673	40,116,849
Ross Stores, Inc.	151,323	21,227,590
Royal Caribbean Cruises Ltd.(b)	387,584	49,416,960
Tesla, Inc.(b)	139,754	26,174,527
Wynn Resorts Ltd.(c)	250,393	23,644,611
		483,237,583
Energy-6.39%
APA Corp.(c)	906,003	28,385,074
Diamondback Energy, Inc.	188,404	28,965,231
Hess Corp.(c)	164,871	23,169,322
Targa Resources Corp.	376,912	32,022,443
		112,542,070
Financials-3.13%
Arch Capital Group Ltd.(b)	388,494	32,023,561
FLEETCOR Technologies, Inc.(b)	79,925	23,172,655
		55,196,216
Health Care-2.33%
Eli Lilly and Co.	30,750	19,852,507
West Pharmaceutical Services, Inc.	56,751	21,169,826
		41,022,333
Industrials-13.82%
Axon Enterprise, Inc.(b)	99,411	24,759,304
Builders FirstSource, Inc.(b)(c)	250,360	43,495,043
Copart, Inc.(b)	610,864	29,345,906
Fortive Corp.	346,612	27,098,126
Old Dominion Freight Line, Inc.	53,983	21,108,433
TransDigm Group, Inc.	16,114	17,607,445
Uber Technologies, Inc.(b)	707,207	46,159,401
United Rentals, Inc.	54,073	33,817,254
		243,390,912
	Shares	Value
Information Technology-37.45%
Adobe, Inc.(b)	40,724	$25,158,473
Advanced Micro Devices, Inc.(b)	271,110	45,462,436
Apple, Inc.	78,130	14,407,172
Applied Materials, Inc.	181,926	29,890,442
Arista Networks, Inc.(b)	190,178	49,195,245
Broadcom, Inc.	22,468	26,512,240
Cadence Design Systems, Inc.(b)	91,822	26,486,974
Fair Isaac Corp.(b)	15,641	18,750,900
Fortinet, Inc.(b)	386,032	24,895,204
Gartner, Inc.(b)(c)	36,119	16,522,275
Intuit, Inc.	48,736	30,768,499
KLA Corp.	66,138	39,288,617
Lam Research Corp.	33,327	27,500,440
Microsoft Corp.	59,924	23,824,584
Monolithic Power Systems, Inc.	71,829	43,292,775
NVIDIA Corp.	88,859	54,672,277
Oracle Corp.	193,400	21,602,780
Palo Alto Networks, Inc.(b)	117,993	39,941,810
Salesforce, Inc.(b)	83,851	23,569,678
ServiceNow, Inc.(b)	48,594	37,193,848
Synopsys, Inc.(b)	40,064	21,368,134
Tyler Technologies, Inc.(b)	44,876	18,971,329
		659,276,132
Materials-2.18%
Celanese Corp.(c)	262,540	38,406,977
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $1,570,704,896)		1,760,815,697
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.84%
Invesco Private Government Fund, 5.29%(d)(e)(f)	18,902,693	18,902,693
Invesco Private Prime Fund, 5.52%(d)(e)(f)	48,572,926	48,606,927
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $67,509,721)		67,509,620
TOTAL INVESTMENTS IN SECURITIES-103.85% (Cost $1,638,214,617)		1,828,325,317
OTHER ASSETS LESS LIABILITIES-(3.85)%		(67,764,526)
NET ASSETS-100.00%		$1,760,560,791
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Growth ETF (RPG)—(continued)
January 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,123,323	$26,813,893	$(27,937,216)	$-	$-	$-	$18,562
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	15,236,858	363,736,434	(360,070,599)	-	-	18,902,693	934,263*
Invesco Private Prime Fund	39,180,492	723,910,404	(714,534,208)	(101)	50,340	48,606,927	2,485,140*
Total	$55,540,673	$1,114,460,731	$(1,102,542,023)	$(101)	$50,340	$67,509,620	$3,437,965

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Pure Value ETF (RPV)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-6.82%
AT&T, Inc.	705,153	$12,474,156
Fox Corp., Class A(b)	229,710	7,419,633
Fox Corp., Class B	122,865	3,687,179
News Corp., Class A	254,083	6,260,605
News Corp., Class B(b)	76,220	1,948,945
Paramount Global, Class B(b)	2,882,820	42,060,344
Verizon Communications, Inc.	237,496	10,057,956
Warner Bros. Discovery, Inc.(c)	2,610,613	26,158,342
		110,067,160
Consumer Discretionary-13.94%
Best Buy Co., Inc.	228,839	16,588,539
BorgWarner, Inc.	622,703	21,109,632
CarMax, Inc.(b)(c)	343,023	24,416,377
Ford Motor Co.	3,624,657	42,480,980
General Motors Co.	1,510,255	58,597,894
LKQ Corp.(b)	169,227	7,897,824
Mohawk Industries, Inc.(c)	293,472	30,594,456
V.F. Corp.(b)	445,376	7,330,889
Whirlpool Corp.	145,427	15,927,165
		224,943,756
Consumer Staples-12.20%
Archer-Daniels-Midland Co.	284,690	15,823,070
Bunge Global S.A.	302,774	26,671,362
Conagra Brands, Inc.	310,488	9,050,725
Kraft Heinz Co. (The)	445,183	16,529,645
Kroger Co. (The)	569,631	26,282,774
Molson Coors Beverage Co., Class B	234,502	14,489,879
Sysco Corp.	112,635	9,115,551
Target Corp.	60,776	8,452,726
Tyson Foods, Inc., Class A	616,719	33,771,532
Walgreens Boots Alliance, Inc.	1,619,006	36,540,965
		196,728,229
Energy-5.05%
Chevron Corp.	49,907	7,357,789
EQT Corp.	246,423	8,723,374
Kinder Morgan, Inc.	420,597	7,116,501
Phillips 66	189,790	27,388,595
Valero Energy Corp.	222,133	30,854,274
		81,440,533
Financials-30.48%
Allstate Corp. (The)	52,013	8,075,018
American International Group, Inc.	214,407	14,903,431
Assurant, Inc.	54,701	9,187,033
Bank of America Corp.	425,033	14,455,372
Bank of New York Mellon Corp. (The)	238,966	13,253,054
Berkshire Hathaway, Inc., Class B(c)	141,051	54,126,911
Capital One Financial Corp.(b)	145,675	19,712,741
Cincinnati Financial Corp.	72,694	8,054,495
Citigroup, Inc.	565,087	31,740,937
Citizens Financial Group, Inc.	808,116	26,425,393
Comerica, Inc.	194,459	10,224,654
Everest Group Ltd.	23,955	9,221,956
Fifth Third Bancorp	257,116	8,803,652
Franklin Resources, Inc.	494,542	13,169,653
Goldman Sachs Group, Inc. (The)	25,867	9,933,187
Hartford Financial Services Group, Inc. (The)	112,151	9,752,651
Huntington Bancshares, Inc.	1,005,759	12,803,312
Invesco Ltd.(d)	1,824,135	28,876,057
KeyCorp	865,920	12,581,818
	Shares	Value
Financials-(continued)
Loews Corp.	220,146	$16,039,838
M&T Bank Corp.	109,036	15,057,872
MetLife, Inc.	147,226	10,205,706
PNC Financial Services Group, Inc. (The)	58,510	8,847,297
Principal Financial Group, Inc.(b)	101,557	8,033,159
Prudential Financial, Inc.	147,694	15,497,531
Regions Financial Corp.	639,151	11,932,949
State Street Corp.	168,062	12,414,740
Synchrony Financial	407,760	15,849,631
Travelers Cos., Inc. (The)	38,119	8,056,832
Truist Financial Corp.	525,229	19,464,987
U.S. Bancorp	195,764	8,132,037
Wells Fargo & Co.	280,031	14,051,956
Zions Bancorporation N.A.	305,009	12,779,877
		491,665,737
Health Care-14.60%
Bio-Rad Laboratories, Inc., Class A(c)	25,771	8,269,656
Cardinal Health, Inc.	181,977	19,870,069
Cencora, Inc.(b)	98,854	23,001,349
Centene Corp.(c)	392,479	29,557,593
Cigna Group (The)	69,255	20,842,292
CVS Health Corp.	466,997	34,730,567
Elevance Health, Inc.	17,833	8,799,516
Henry Schein, Inc.(c)	114,489	8,568,357
Humana, Inc.	16,552	6,257,649
McKesson Corp.	43,787	21,888,683
Universal Health Services, Inc., Class B	98,968	15,717,108
Viatris, Inc.	3,227,163	37,983,709
		235,486,548
Industrials-6.00%
American Airlines Group, Inc.(b)(c)	1,554,658	22,122,783
C.H. Robinson Worldwide, Inc.	87,665	7,371,750
FedEx Corp.	31,294	7,550,929
Southwest Airlines Co.(b)	586,837	17,540,558
Stanley Black & Decker, Inc.	106,619	9,947,553
United Airlines Holdings, Inc.(c)	780,335	32,290,262
		96,823,835
Information Technology-1.56%
Hewlett Packard Enterprise Co.	1,184,638	18,113,115
HP, Inc.	244,452	7,018,217
		25,131,332
Materials-6.42%
Albemarle Corp.(b)	65,624	7,529,698
Corteva, Inc.	156,412	7,113,618
Dow, Inc.	179,316	9,611,337
Eastman Chemical Co.	89,530	7,480,231
International Flavors & Fragrances, Inc.	127,271	10,268,224
International Paper Co.(b)	461,001	16,517,666
LyondellBasell Industries N.V., Class A	87,280	8,214,794
Mosaic Co. (The)	522,183	16,036,240
WestRock Co.	517,430	20,831,732
		103,603,540
Real Estate-0.52%
Alexandria Real Estate Equities, Inc.	69,587	8,413,068
Utilities-2.32%
Evergy, Inc.	163,645	8,308,257
Eversource Energy	134,164	7,274,372
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Utilities-(continued)
NRG Energy, Inc.	270,245	$14,333,795
Pinnacle West Capital Corp.	107,874	7,432,518
		37,348,942
Total Common Stocks & Other Equity Interests (Cost $1,784,917,729)		1,611,652,680
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $1,664,022)	1,664,022	1,664,022
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $1,786,581,751)		1,613,316,702
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.53%
Invesco Private Government Fund, 5.29%(d)(e)(f)	15,957,470	$15,957,470
Invesco Private Prime Fund, 5.52%(d)(e)(f)	41,004,792	41,033,495
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $56,990,965)		56,990,965
TOTAL INVESTMENTS IN SECURITIES-103.55% (Cost $1,843,572,716)		1,670,307,667
OTHER ASSETS LESS LIABILITIES-(3.55)%		(57,229,800)
NET ASSETS-100.00%		$1,613,077,867

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2024	Dividend Income
Invesco Ltd.	$39,169,938	$11,605,742	$(17,607,842)	$698,263	$(4,990,044)	$28,876,057	$1,062,407
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	1,188,078	42,053,269	(41,577,325)	-	-	1,664,022	31,360
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	80,004,554	390,671,566	(454,718,650)	-	-	15,957,470	1,687,241*
Invesco Private Prime Fund	205,725,996	799,228,729	(963,968,968)	25,345	22,393	41,033,495	4,552,568*
Total	$326,088,566	$1,243,559,306	$(1,477,872,785)	$723,608	$(4,967,651)	$87,531,044	$7,333,576

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Top 50 ETF (XLG)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-13.74%
Alphabet, Inc., Class A(b)	870,698	$121,984,790
Alphabet, Inc., Class C(b)	732,694	103,896,009
Comcast Corp., Class A	590,447	27,479,403
Meta Platforms, Inc., Class A(b)	326,610	127,423,625
Netflix, Inc.(b)	64,295	36,269,453
Verizon Communications, Inc.	618,074	26,175,434
Walt Disney Co. (The)	269,319	25,868,090
		469,096,804
Consumer Discretionary-11.29%
Amazon.com, Inc.(b)	1,338,123	207,676,690
Home Depot, Inc. (The)	147,229	51,965,948
McDonald’s Corp.	106,593	31,201,903
NIKE, Inc., Class B	179,750	18,250,017
Tesla, Inc.(b)	406,835	76,196,127
		385,290,685
Consumer Staples-6.69%
Coca-Cola Co. (The)	572,177	34,038,810
Costco Wholesale Corp.	65,021	45,181,792
Kenvue, Inc.	253,559	5,263,885
PepsiCo, Inc.	202,191	34,075,249
Philip Morris International, Inc.	228,318	20,742,690
Procter & Gamble Co. (The)	346,382	54,430,468
Walmart, Inc.	209,868	34,680,687
		228,413,581
Energy-2.89%
Chevron Corp.	257,969	38,032,370
Exxon Mobil Corp.	589,079	60,563,212
		98,595,582
Financials-10.46%
Bank of America Corp.	1,012,415	34,432,234
Berkshire Hathaway, Inc., Class B(b)	267,615	102,694,580
JPMorgan Chase & Co.	425,278	74,151,472
Mastercard, Inc., Class A	121,867	54,746,313
Visa, Inc., Class A(c)	234,612	64,110,075
Wells Fargo & Co.	534,222	26,807,260
		356,941,934
Health Care-11.98%
Abbott Laboratories	255,188	28,874,522
AbbVie, Inc.	259,915	42,730,026
Bristol-Myers Squibb Co.	299,214	14,622,588
Danaher Corp.	96,714	23,202,656
Eli Lilly and Co.	117,234	75,687,443
Johnson & Johnson	354,208	56,283,651
Merck & Co., Inc.	372,432	44,982,337
Pfizer, Inc.	830,130	22,479,921
Thermo Fisher Scientific, Inc.	56,735	30,579,030
UnitedHealth Group, Inc.	135,964	69,578,217
		409,020,391
	Shares	Value
Industrials-0.07%
Veralto Corp.	32,432	$2,487,210
Information Technology-41.45%
Accenture PLC, Class A	92,590	33,691,649
Adobe, Inc.(b)	67,181	41,503,078
Advanced Micro Devices, Inc.(b)	237,588	39,841,132
Apple, Inc.	2,151,592	396,753,565
Broadcom, Inc.	64,485	76,092,300
Cisco Systems, Inc.	595,822	29,898,348
Intel Corp.	620,290	26,722,093
Microsoft Corp.	1,093,735	434,847,161
NVIDIA Corp.	363,404	223,591,579
Oracle Corp.	233,903	26,126,965
QUALCOMM, Inc.	163,902	24,341,086
Salesforce, Inc.(b)	142,931	40,176,475
Texas Instruments, Inc.	133,450	21,368,014
		1,414,953,445
Materials-0.84%
Linde PLC	71,244	28,841,709
Utilities-0.52%
NextEra Energy, Inc.	301,542	17,679,407
Total Common Stocks & Other Equity Interests (Cost $2,754,799,542)		3,411,320,748
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e) (Cost $624,992)	624,992	624,992
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $2,755,424,534)		3,411,945,740
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.70%
Invesco Private Government Fund, 5.29%(d)(e)(f)	16,223,286	16,223,286
Invesco Private Prime Fund, 5.52%(d)(e)(f)	41,687,838	41,717,019
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,928,974)		57,940,305
TOTAL INVESTMENTS IN SECURITIES-101.65% (Cost $2,813,353,508)		3,469,886,045
OTHER ASSETS LESS LIABILITIES-(1.65)%		(56,363,329)
NET ASSETS-100.00%		$3,413,522,716
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Top 50 ETF (XLG)—(continued)
January 31, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$28,058,421	$(27,433,429)	$-	$-	$624,992	$26,879
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,832,299	215,531,934	(210,140,947)	-	-	16,223,286	728,928*
Invesco Private Prime Fund	27,854,484	491,764,978	(477,932,590)	11,494	18,653	41,717,019	1,927,824*
Total	$38,686,783	$735,355,333	$(715,506,966)	$11,494	$18,653	$58,565,297	$2,683,631

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Pure Growth ETF (RFG)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.06%
Consumer Discretionary-22.68%
Boyd Gaming Corp.(b)	24,705	$1,568,520
Churchill Downs, Inc.	26,635	3,222,036
Crocs, Inc.(b)(c)	23,899	2,425,271
Deckers Outdoor Corp.(c)	5,722	4,312,843
Five Below, Inc.(c)	11,980	2,149,931
Floor & Decor Holdings, Inc., Class A(b)(c)	27,596	2,775,054
Grand Canyon Education, Inc.(c)	18,716	2,444,122
Hyatt Hotels Corp., Class A(b)	32,306	4,147,121
Light & Wonder, Inc.(c)	22,113	1,777,443
Murphy USA, Inc.	10,641	3,751,165
Planet Fitness, Inc., Class A(b)(c)	29,988	2,031,987
Skechers U.S.A., Inc., Class A(c)	46,023	2,873,676
Tempur Sealy International, Inc.	55,637	2,775,730
Texas Roadhouse, Inc.	20,300	2,552,116
Toll Brothers, Inc.	43,240	4,295,894
TopBuild Corp.(c)	14,496	5,350,909
Valvoline, Inc.(b)(c)	84,211	3,072,859
Williams-Sonoma, Inc.	11,285	2,182,406
Wingstop, Inc.	14,528	4,083,966
		57,793,049
Consumer Staples-6.53%
Casey’s General Stores, Inc.	8,501	2,306,831
Celsius Holdings, Inc.(b)(c)	93,919	4,686,558
Coca-Cola Consolidated, Inc.	2,665	2,295,604
Coty, Inc., Class A(c)	146,218	1,766,314
e.l.f. Beauty, Inc.(b)(c)	34,971	5,578,924
		16,634,231
Energy-15.92%
Chord Energy Corp.(b)	22,537	3,465,289
Civitas Resources, Inc.(b)	46,357	3,004,397
CNX Resources Corp.(b)(c)	293,208	5,922,801
Matador Resources Co.(b)	44,347	2,434,207
Ovintiv, Inc.	79,407	3,368,445
Permian Resources Corp.(b)	346,495	4,670,753
Range Resources Corp.	114,779	3,333,182
Southwestern Energy Co.(c)	942,305	6,077,867
Valaris Ltd.(b)(c)	58,194	3,600,463
Weatherford International PLC(c)	52,362	4,689,017
		40,566,421
Financials-3.41%
FirstCash Holdings, Inc.	17,040	1,955,681
Kinsale Capital Group, Inc.	10,546	4,192,773
Primerica, Inc.	10,911	2,554,920
		8,703,374
Health Care-7.91%
Acadia Healthcare Co., Inc.(c)	28,317	2,325,958
Arrowhead Pharmaceuticals, Inc.(b)(c)	85,503	2,744,646
Exelixis, Inc.(c)	110,542	2,405,394
Halozyme Therapeutics, Inc.(b)(c)	36,696	1,242,160
Lantheus Holdings, Inc.(c)	52,255	2,713,602
Medpace Holdings, Inc.(c)	13,952	4,068,124
Penumbra, Inc.(b)(c)	8,508	2,145,633
Progyny, Inc.(b)(c)	66,014	2,514,473
		20,159,990
Industrials-20.44%
Advanced Drainage Systems, Inc.	14,514	1,892,916
Avis Budget Group, Inc.(b)	13,618	2,229,403
Brink’s Co. (The)	20,206	1,633,453
	Shares	Value
Industrials-(continued)
Chart Industries, Inc.(b)(c)	18,917	$2,207,992
Clean Harbors, Inc.(b)(c)	19,325	3,245,827
Comfort Systems USA, Inc.	18,925	4,115,620
Crane Co.	15,500	1,923,705
EMCOR Group, Inc.	12,751	2,908,631
ESAB Corp.	26,842	2,308,143
FTI Consulting, Inc.(c)	6,918	1,325,558
Lennox International, Inc.	5,871	2,513,727
Lincoln Electric Holdings, Inc.	11,218	2,492,864
nVent Electric PLC	47,565	2,855,803
Owens Corning	26,035	3,945,083
RBC Bearings, Inc.(b)(c)	7,995	2,146,977
Saia, Inc.(c)	6,803	3,065,296
Simpson Manufacturing Co., Inc.	21,139	3,825,948
Trex Co., Inc.(c)	30,803	2,509,828
UFP Industries, Inc.(b)	25,568	2,900,690
Watsco, Inc.(b)	5,236	2,047,171
		52,094,635
Information Technology-15.09%
Dropbox, Inc., Class A(c)	67,088	2,125,348
Dynatrace, Inc.(c)	75,704	4,315,128
GoDaddy, Inc., Class A(c)	15,117	1,612,379
Manhattan Associates, Inc.(c)	11,827	2,868,757
Onto Innovation, Inc.(b)(c)	21,186	3,421,539
Pure Storage, Inc., Class A(c)	50,277	2,010,577
Qualys, Inc.(b)(c)	15,852	2,998,723
Rambus, Inc.(b)(c)	66,387	4,549,501
Super Micro Computer, Inc.(c)	19,290	10,216,177
Universal Display Corp.	14,620	2,482,038
Vontier Corp.	53,378	1,846,345
		38,446,512
Materials-5.01%
Eagle Materials, Inc.	15,744	3,562,553
NewMarket Corp.	5,226	2,915,115
Reliance Steel & Aluminum Co.	12,353	3,525,793
Westlake Corp.	20,037	2,772,119
		12,775,580
Real Estate-1.53%
Park Hotels & Resorts, Inc.(b)	258,621	3,900,005
Utilities-1.54%
Vistra Corp.	95,398	3,914,180
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $229,730,074)		254,987,977
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.63%
Invesco Private Government Fund, 5.29%(d)(e)(f)	14,008,451	14,008,451
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Pure Growth ETF (RFG)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.52%(d)(e)(f)	35,996,533	$36,021,731
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,030,479)		50,030,182
TOTAL INVESTMENTS IN SECURITIES-119.69% (Cost $279,760,553)		305,018,159
OTHER ASSETS LESS LIABILITIES-(19.69)%		(50,167,609)
NET ASSETS-100.00%		$254,850,550
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$210,840	$2,141,562	$(2,352,402)	$-	$-	$-	$3,200
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,371,070	131,028,629	(129,391,248)	-	-	14,008,451	486,164*
Invesco Private Prime Fund	31,811,322	258,073,261	(253,887,702)	134	24,716	36,021,731	1,286,728*
Total	$44,393,232	$391,243,452	$(385,631,352)	$134	$24,716	$50,030,182	$1,776,092

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Pure Value ETF (RFV)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-1.71%
Frontier Communications Parent, Inc.(b)(c)	124,719	$3,071,829
TEGNA, Inc.(c)	161,744	2,521,589
		5,593,418
Consumer Discretionary-26.05%
Adient PLC(b)	191,485	6,646,444
Aramark(c)	135,045	3,927,109
AutoNation, Inc.(b)	37,861	5,287,667
Gap, Inc. (The)	106,773	1,995,587
Goodyear Tire & Rubber Co. (The)(b)(c)	539,708	7,523,530
Graham Holdings Co., Class B	7,132	5,137,893
Harley-Davidson, Inc.(c)	84,410	2,739,104
Lear Corp.	32,840	4,364,436
Leggett & Platt, Inc.(c)	63,772	1,480,148
Lithia Motors, Inc., Class A(c)	25,243	7,442,899
Macy’s, Inc.(c)	470,753	8,610,072
Marriott Vacations Worldwide Corp.	30,289	2,540,944
Nordstrom, Inc.(c)	303,934	5,516,402
PENN Entertainment, Inc.(b)(c)	143,022	3,225,146
Penske Automotive Group, Inc.(c)	25,067	3,719,191
PVH Corp.(c)	34,997	4,208,739
Taylor Morrison Home Corp., Class A(b)	87,312	4,552,448
Thor Industries, Inc.(c)	32,750	3,701,405
Under Armour, Inc., Class A(b)(c)	157,659	1,201,362
Under Armour, Inc., Class C(b)(c)	162,734	1,204,232
		85,024,758
Consumer Staples-5.68%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	25,656	1,650,707
Performance Food Group Co.(b)	76,634	5,569,759
Pilgrim’s Pride Corp.(b)(c)	137,294	3,730,278
Post Holdings, Inc.(b)	26,716	2,481,115
US Foods Holding Corp.(b)	110,758	5,095,976
		18,527,835
Energy-7.15%
Antero Resources Corp.(b)(c)	82,126	1,834,695
Chesapeake Energy Corp.(c)	28,795	2,220,382
HF Sinclair Corp.	127,951	7,227,952
NOV, Inc.(c)	91,969	1,794,315
PBF Energy, Inc., Class A	203,309	10,269,138
		23,346,482
Financials-15.74%
Ally Financial, Inc.	120,898	4,434,539
Associated Banc-Corp(c)	186,297	3,914,100
CNO Financial Group, Inc.	66,432	1,805,622
F.N.B. Corp.(c)	236,849	3,121,670
First American Financial Corp.(c)	28,168	1,699,939
First Horizon Corp.	179,382	2,554,400
Janus Henderson Group PLC	70,773	2,035,431
Jefferies Financial Group, Inc.	81,647	3,327,932
Kemper Corp.	66,510	3,990,600
New York Community Bancorp, Inc.	409,880	2,651,923
Old National Bancorp(c)	143,189	2,358,323
Old Republic International Corp.	58,824	1,649,425
Prosperity Bancshares, Inc.	35,298	2,255,895
Reinsurance Group of America, Inc.	19,462	3,384,247
Texas Capital Bancshares, Inc.(b)(c)	36,095	2,201,795
Unum Group	98,750	4,773,575
	Shares	Value
Financials-(continued)
Valley National Bancorp(c)	340,058	$3,271,358
Webster Financial Corp.	39,724	1,965,543
		51,396,317
Health Care-4.58%
Enovis Corp.(b)(c)	48,165	2,827,285
Envista Holdings Corp.(b)(c)	93,636	2,200,446
Perrigo Co. PLC	109,621	3,516,642
QuidelOrtho Corp.(b)(c)	34,747	2,380,517
Tenet Healthcare Corp.(b)	48,680	4,027,783
		14,952,673
Industrials-14.16%
AGCO Corp.(c)	17,279	2,113,740
Concentrix Corp.	20,212	1,796,240
Fluor Corp.(b)(c)	79,098	2,982,785
Hertz Global Holdings, Inc.(b)(c)	874,396	7,301,207
Knight-Swift Transportation Holdings, Inc.	30,014	1,722,203
ManpowerGroup, Inc.	79,262	5,876,485
MasTec, Inc.(b)	66,610	4,374,279
MDU Resources Group, Inc.	177,321	3,459,533
Oshkosh Corp.	18,255	2,009,875
Ryder System, Inc.	36,959	4,197,434
Sunrun, Inc.(b)(c)	241,190	3,492,431
Werner Enterprises, Inc.(c)	44,113	1,744,669
WESCO International, Inc.	29,713	5,155,800
		46,226,681
Information Technology-8.83%
Arrow Electronics, Inc.(b)	58,401	6,491,271
Avnet, Inc.	172,535	7,815,835
Coherent Corp.(b)(c)	39,994	1,901,315
Kyndryl Holdings, Inc.(b)	177,364	3,639,509
TD SYNNEX Corp.	72,897	7,288,242
Vishay Intertechnology, Inc.	77,708	1,688,595
		28,824,767
Materials-8.18%
Alcoa Corp.	152,523	4,537,559
Berry Global Group, Inc.	25,699	1,682,257
Cleveland-Cliffs, Inc.(b)(c)	283,288	5,679,924
Commercial Metals Co.	68,277	3,565,425
Greif, Inc., Class A(c)	35,451	2,219,587
United States Steel Corp.(c)	191,536	9,006,023
		26,690,775
Real Estate-5.68%
Cousins Properties, Inc.(c)	140,426	3,217,160
Healthcare Realty Trust, Inc.(c)	126,007	2,029,973
Independence Realty Trust, Inc.(c)	128,163	1,882,714
Jones Lang LaSalle, Inc.(b)(c)	30,507	5,401,569
Kilroy Realty Corp.	88,927	3,180,030
Medical Properties Trust, Inc.(c)	909,280	2,818,768
		18,530,214
Utilities-2.22%
Black Hills Corp.	33,185	1,717,656
Southwest Gas Holdings, Inc.(c)	29,577	1,735,578
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Pure Value ETF (RFV)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Utilities-(continued)
Spire, Inc.	25,188	$1,429,923
UGI Corp.(c)	107,508	2,380,227
		7,263,384
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $328,454,507)		326,377,304
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.93%
Invesco Private Government Fund, 5.29%(d)(e)(f)	16,374,586	16,374,586
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.52%(d)(e)(f)	42,112,704	$42,142,183
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,516,769)		58,516,769
TOTAL INVESTMENTS IN SECURITIES-117.91% (Cost $386,971,276)		384,894,073
OTHER ASSETS LESS LIABILITIES-(17.91)%		(58,452,480)
NET ASSETS-100.00%		$326,441,593

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$110,321	$13,499,568	$(13,609,889)	$-	$-	$-	$7,742
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,295,372	149,812,608	(147,733,394)	-	-	16,374,586	560,850*
Invesco Private Prime Fund	36,759,529	281,866,325	(276,507,917)	2,367	21,879	42,142,183	1,494,842*
Total	$51,165,222	$445,178,501	$(437,851,200)	$2,367	$21,879	$58,516,769	$2,063,434

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-5.05%
CarGurus, Inc.(b)	39,509	$918,189
Cars.com, Inc.(b)(c)	43,709	761,848
Cinemark Holdings, Inc.(b)(c)	67,419	932,405
Cogent Communications Holdings, Inc.	6,933	535,228
Madison Square Garden Sports Corp., Class A(b)	2,011	372,236
TripAdvisor, Inc.(b)(c)	33,401	721,462
Yelp, Inc.(b)	14,909	651,970
		4,893,338
Consumer Discretionary-18.64%
Abercrombie & Fitch Co., Class A(b)(c)	9,816	1,000,250
Adtalem Global Education, Inc.(b)	11,896	600,510
American Eagle Outfitters, Inc.(c)	22,853	452,946
Boot Barn Holdings, Inc.(b)(c)	10,468	750,974
Cavco Industries, Inc.(b)(c)	2,967	984,807
Dave & Buster’s Entertainment, Inc.(b)(c)	16,572	887,099
Frontdoor, Inc.(b)	13,576	444,750
Green Brick Partners, Inc.(b)	22,217	1,159,061
Group 1 Automotive, Inc.	4,014	1,043,881
Guess?, Inc.(c)	29,343	655,523
Installed Building Products, Inc.(c)	5,503	1,072,260
Jack in the Box, Inc.(c)	3,726	290,516
Kontoor Brands, Inc.(c)	5,647	331,027
M/I Homes, Inc.(b)	6,561	836,003
Meritage Homes Corp.	5,022	831,693
Monarch Casino & Resort, Inc.	7,331	505,326
Oxford Industries, Inc.(c)	5,542	526,102
Patrick Industries, Inc.(c)	9,560	959,728
Shake Shack, Inc., Class A(b)	10,279	776,681
Signet Jewelers Ltd.	7,489	745,006
Six Flags Entertainment Corp.(b)(c)	34,823	877,888
Steven Madden Ltd.(c)	10,741	449,833
Stride, Inc.(b)(c)	11,418	684,509
Urban Outfitters, Inc.(b)	19,775	751,450
XPEL, Inc.(b)(c)(d)	8,070	431,342
		18,049,165
Consumer Staples-2.40%
Cal-Maine Foods, Inc.	13,821	765,960
Inter Parfums, Inc.	8,496	1,182,218
WD-40 Co.	1,450	375,521
		2,323,699
Energy-11.24%
Archrock, Inc.	21,318	348,336
California Resources Corp.	14,586	695,460
Callon Petroleum Co.(b)(c)	35,372	1,136,149
CONSOL Energy, Inc.	11,495	1,087,427
Dorian LPG Ltd.(c)	27,284	1,021,513
Helix Energy Solutions Group, Inc.(b)	75,442	709,155
Liberty Energy, Inc., Class A(c)	52,508	1,091,641
Northern Oil and Gas, Inc.(c)	33,465	1,121,078
Oceaneering International, Inc.(b)	28,600	594,308
Par Pacific Holdings, Inc.(b)	32,108	1,174,832
REX American Resources Corp.(b)	19,197	794,564
RPC, Inc.(c)	82,724	604,712
SM Energy Co.	13,592	503,991
		10,883,166
Financials-16.51%
Ambac Financial Group, Inc.(b)	76,653	1,245,611
Bancorp, Inc. (The)(b)(c)	20,465	893,093
	Shares	Value
Financials-(continued)
Customers Bancorp, Inc.(b)	17,192	$918,740
Donnelley Financial Solutions, Inc.(b)	5,476	340,169
Ellington Financial, Inc.	53,795	656,837
First Bancorp	46,344	773,018
Goosehead Insurance, Inc., Class A(b)(c)	12,469	962,607
HCI Group, Inc.(c)	9,049	811,424
New York Mortgage Trust, Inc.	66,501	521,368
OFG Bancorp	18,071	664,471
Palomar Holdings, Inc.(b)	9,351	559,844
Pathward Financial, Inc.	13,534	700,791
Preferred Bank(c)	7,648	549,432
PROG Holdings, Inc.(b)	41,836	1,281,855
Redwood Trust, Inc.	140,026	939,574
SiriusPoint Ltd. (Bermuda)(b)	107,965	1,273,987
Triumph Financial, Inc.(b)(c)	5,929	418,884
Two Harbors Investment Corp.	118,992	1,482,640
WisdomTree, Inc.(c)	66,956	453,292
World Acceptance Corp.(b)(c)	4,134	542,836
		15,990,473
Health Care-10.08%
Amphastar Pharmaceuticals, Inc.(b)	14,467	771,959
ANI Pharmaceuticals, Inc.(b)	11,339	632,943
Apollo Medical Holdings, Inc.(b)(c)	10,288	357,508
Catalyst Pharmaceuticals, Inc.(b)	38,874	559,786
Collegium Pharmaceutical, Inc.(b)(c)	21,239	700,037
CONMED Corp.	2,714	259,458
CorVel Corp.(b)(c)	2,484	584,585
Dynavax Technologies Corp.(b)(c)	55,047	711,207
Ensign Group, Inc. (The)	3,153	356,983
Glaukos Corp.(b)(c)	5,125	456,279
Integer Holdings Corp.(b)	3,792	384,205
NeoGenomics, Inc.(b)(c)	19,670	292,100
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(e)	2,881	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(e)	2,881	0
OraSure Technologies, Inc.(b)	161,591	1,190,926
Privia Health Group, Inc.(b)(c)	13,532	272,805
RadNet, Inc.(b)	11,589	428,445
UFP Technologies, Inc.(b)(c)	5,926	998,590
Vericel Corp.(b)(c)	18,596	799,256
		9,757,072
Industrials-17.20%
AAON, Inc.	12,719	892,365
AeroVironment, Inc.(b)(c)	3,947	476,166
Alamo Group, Inc.	1,958	415,644
Applied Industrial Technologies, Inc.	2,589	456,855
ArcBest Corp.	8,039	957,686
Armstrong World Industries, Inc.(c)	3,297	327,095
AZZ, Inc.	11,085	692,258
Boise Cascade Co.	5,003	677,706
Encore Wire Corp.(c)	5,518	1,244,309
Federal Signal Corp.(c)	7,921	609,759
Franklin Electric Co., Inc.	4,513	425,395
Gibraltar Industries, Inc.(b)	9,479	767,041
GMS, Inc.(b)	10,937	920,458
Liquidity Services, Inc.(b)	27,104	472,965
Matson, Inc.	8,396	940,604
Moog, Inc., Class A	3,117	435,757
Mueller Industries, Inc.	12,542	602,016
MYR Group, Inc.(b)	4,237	609,492
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
PGT Innovations, Inc.(b)	27,161	$1,119,576
Powell Industries, Inc.	5,465	647,766
SPX Technologies, Inc.(b)	3,673	369,651
Standex International Corp.	2,581	381,111
Tennant Co.	4,119	389,328
Verra Mobility Corp., Class A(b)(c)	42,910	1,025,978
Viad Corp.(b)	24,232	801,110
		16,658,091
Information Technology-8.39%
Agilysys, Inc.(b)	5,062	423,740
Arlo Technologies, Inc.(b)	40,517	359,791
Axcelis Technologies, Inc.(b)	9,368	1,218,309
Badger Meter, Inc.	3,525	507,565
DoubleVerify Holdings, Inc.(b)(c)	22,818	912,948
Fabrinet (Thailand)(b)	3,809	813,260
InterDigital, Inc.	7,820	821,491
LiveRamp Holdings, Inc.(b)(c)	19,505	770,057
OSI Systems, Inc.(b)	2,775	355,283
PDF Solutions, Inc.(b)(c)	9,877	308,162
Progress Software Corp.	5,442	309,160
SPS Commerce, Inc.(b)	3,445	633,191
Veeco Instruments, Inc.(b)(c)	21,694	691,605
		8,124,562
Materials-5.87%
Alpha Metallurgical Resources, Inc.(c)	4,382	1,749,470
ATI, Inc.(b)	12,602	515,044
Carpenter Technology Corp.	8,214	505,900
Hawkins, Inc.(c)	13,652	908,813
Materion Corp.	5,811	679,713
Warrior Met Coal, Inc.	20,637	1,324,276
		5,683,216
Real Estate-3.82%
Apple Hospitality REIT, Inc.	25,235	405,274
DiamondRock Hospitality Co.(c)	78,353	716,147
	Shares	Value
Real Estate-(continued)
eXp World Holdings, Inc.(c)	52,742	$652,946
St. Joe Co. (The)	20,656	1,140,211
Sunstone Hotel Investors, Inc.	73,839	787,862
		3,702,440
Utilities-0.78%
Otter Tail Corp.(c)	8,304	750,848
Total Common Stocks & Other Equity Interests (Cost $87,791,248)		96,816,070
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(f)(g) (Cost $18,429)	18,429	18,429
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $87,809,677)		96,834,499
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.23%
Invesco Private Government Fund, 5.29%(f)(g)(h)	7,111,412	7,111,412
Invesco Private Prime Fund, 5.52%(f)(g)(h)	18,273,701	18,286,493
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,397,739)		25,397,905
TOTAL INVESTMENTS IN SECURITIES-126.23% (Cost $113,207,416)		122,232,404
OTHER ASSETS LESS LIABILITIES-(26.23)%		(25,399,108)
NET ASSETS-100.00%		$96,833,296

Investment Abbreviations:
REIT	-Real Estate Investment Trust
Rts.	-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2024 represented less than 1% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,377,611	$(3,359,182)	$-	$-	$18,429	$2,289
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
January 31, 2024
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$7,134,462	$42,761,191	$(42,784,241)	$-	$-	$7,111,412	$255,157*
Invesco Private Prime Fund	20,506,800	92,274,736	(94,505,243)	1,934	8,266	18,286,493	679,788*
Total	$27,641,262	$138,413,538	$(140,648,666)	$1,934	$8,266	$25,416,334	$937,234

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
January 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-4.73%
AMC Networks, Inc., Class A(b)(c)	201,354	$3,642,494
ATN International, Inc.	37,131	1,370,134
Consolidated Communications Holdings, Inc.(b)	153,736	667,214
E.W. Scripps Co. (The), Class A(b)(c)	264,349	2,106,861
EchoStar Corp., Class A(b)(c)	237,302	3,177,474
Lumen Technologies, Inc.(b)(c)	659,257	804,294
		11,768,471
Consumer Discretionary-19.35%
Advance Auto Parts, Inc.(c)	44,894	3,001,164
American Axle & Manufacturing Holdings, Inc.(b)	279,969	2,264,949
America’s Car-Mart, Inc.(b)(c)	31,082	1,892,583
Caleres, Inc.(c)	53,118	1,666,312
Dana, Inc.	161,742	2,193,222
Designer Brands, Inc., Class A(c)	262,737	2,251,656
Foot Locker, Inc.(c)	125,920	3,545,907
G-III Apparel Group Ltd.(b)(c)	53,656	1,614,509
Hanesbrands, Inc.(b)(c)	192,147	864,661
Haverty Furniture Cos., Inc., (Acquired 12/15/2023 - 01/05/2024; Cost $756,672)(c)(d)	21,537	730,104
Hibbett, Inc.(c)	19,027	1,268,150
Kohl’s Corp.(c)	133,356	3,435,251
M.D.C. Holdings, Inc.	21,928	1,372,254
MarineMax, Inc.(b)(c)	101,680	2,847,040
Newell Brands, Inc.	186,271	1,549,775
ODP Corp. (The)(b)	46,469	2,376,425
Phinia, Inc.(c)	115,223	3,484,344
Sally Beauty Holdings, Inc.(b)(c)	188,617	2,323,761
Shoe Carnival, Inc.(c)	42,847	1,092,598
Sonic Automotive, Inc., Class A(c)	33,319	1,684,609
Standard Motor Products, Inc.	26,275	1,060,196
Topgolf Callaway Brands Corp.(b)(c)	198,785	2,617,998
Victoria’s Secret & Co.(b)(c)	51,039	1,329,566
Vista Outdoor, Inc.(b)(c)	30,003	842,184
Wolverine World Wide, Inc.	104,396	872,751
		48,181,969
Consumer Staples-7.91%
B&G Foods, Inc.(c)	224,245	2,255,905
Chefs’ Warehouse, Inc. (The)(b)(c)	55,175	1,755,668
Fresh Del Monte Produce, Inc.	163,627	4,021,952
Hain Celestial Group, Inc. (The)(b)(c)	83,006	888,994
Nu Skin Enterprises, Inc., Class A	82,251	1,526,579
PriceSmart, Inc.(c)	10,352	786,959
SpartanNash Co.	116,371	2,610,201
TreeHouse Foods, Inc.(b)	16,713	703,617
United Natural Foods, Inc.(b)	247,370	3,688,287
Universal Corp.	25,162	1,458,138
		19,696,300
Energy-3.90%
Bristow Group, Inc.(b)	43,707	1,152,991
Nabors Industries Ltd.(b)(c)	16,623	1,405,973
ProPetro Holding Corp.(b)	132,269	1,118,996
Talos Energy, Inc.(b)(c)	62,071	805,061
U.S. Silica Holdings, Inc.(b)	120,791	1,294,879
World Kinect Corp.(c)	174,108	3,929,618
		9,707,518
Financials-19.00%
Banc of California, Inc.(c)	75,646	1,042,402
	Shares	Value
Financials-(continued)
BankUnited, Inc.	24,346	$688,018
Bread Financial Holdings, Inc.	91,907	3,333,467
Brookline Bancorp, Inc.	78,717	851,718
Dime Community Bancshares, Inc.	39,244	895,156
Eagle Bancorp, Inc.	52,807	1,309,086
Encore Capital Group, Inc.(b)(c)	21,088	1,056,087
EZCORP, Inc., Class A(b)(c)	316,919	2,725,503
Genworth Financial, Inc., Class A(b)	522,297	3,222,572
Green Dot Corp., Class A(b)	408,699	3,682,378
Hanmi Financial Corp.	45,800	767,150
Heritage Financial Corp.	38,927	784,379
Hope Bancorp, Inc.	131,554	1,457,618
Independent Bank Group, Inc.	19,754	955,106
Jackson Financial, Inc., Class A	43,986	2,202,379
Lincoln National Corp.	39,288	1,078,456
Mercury General Corp.	22,002	881,180
Navient Corp.(c)	67,241	1,157,890
NCR Atleos Corp.(b)(c)	133,161	2,981,475
Northfield Bancorp, Inc.	97,021	1,167,163
Pacific Premier Bancorp, Inc.	28,794	730,504
PRA Group, Inc.(b)(c)	75,902	1,728,289
ProAssurance Corp.	137,366	1,848,946
Provident Financial Services, Inc.(c)	54,010	893,865
Ready Capital Corp.(c)	89,876	842,138
Renasant Corp.(c)	29,398	929,859
Simmons First National Corp., Class A(c)	69,683	1,324,674
Stewart Information Services Corp.	26,070	1,607,476
StoneX Group, Inc.(b)	35,811	2,354,573
United Fire Group, Inc., (Acquired 12/15/2021 - 01/05/2024; Cost $1,834,297)(d)	85,578	1,917,803
Veritex Holdings, Inc.	43,117	905,888
		47,323,198
Health Care-5.67%
AdaptHealth Corp.(b)(c)	248,181	1,791,867
Avanos Medical, Inc.(b)	36,686	704,004
Cross Country Healthcare, Inc.(b)(c)	84,328	1,791,970
Enhabit, Inc.(b)(c)	138,673	1,399,211
Fulgent Genetics, Inc.(b)(c)	30,684	754,519
ModivCare, Inc.(b)(c)	22,263	885,399
Owens & Minor, Inc.(b)(c)	81,766	1,611,608
Patterson Cos., Inc.(c)	35,716	1,066,480
Pediatrix Medical Group, Inc.(b)	265,795	2,487,841
Phibro Animal Health Corp., Class A	76,665	828,749
Select Medical Holdings Corp.(c)	30,229	785,652
		14,107,300
Industrials-17.10%
ABM Industries, Inc.	37,991	1,549,653
Alaska Air Group, Inc.(b)	37,226	1,333,808
Allegiant Travel Co.(c)	23,745	1,861,608
Astec Industries, Inc.	30,790	1,096,124
Deluxe Corp.(c)	79,472	1,502,815
DNOW, Inc.(b)	116,164	1,172,095
DXP Enterprises, Inc.(b)	58,668	1,890,283
Enviri Corp.(b)	397,486	3,422,354
GEO Group, Inc. (The)(b)(c)	162,311	1,804,898
Greenbrier Cos., Inc. (The)	63,587	2,890,665
Healthcare Services Group, Inc.(b)(c)	88,493	835,374
Heidrick & Struggles International, Inc.(c)	36,807	1,103,106
Hub Group, Inc., Class A(b)	20,284	918,459
Interface, Inc.(c)	80,358	997,243
JetBlue Airways Corp.(b)(c)	745,189	3,956,954
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
January 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Kaman Corp.	44,055	$1,984,678
Kelly Services, Inc., Class A	177,515	3,647,933
MasterBrand, Inc.(b)	48,198	678,146
MillerKnoll, Inc.	36,370	967,078
Resideo Technologies, Inc.(b)	112,835	1,892,243
Resources Connection, Inc.	62,296	838,504
Titan International, Inc.(b)(c)	67,513	996,492
TrueBlue, Inc.(b)	185,357	2,554,219
TTEC Holdings, Inc.	75,712	1,543,011
Wabash National Corp.(c)	45,704	1,156,311
		42,594,054
Information Technology-9.90%
ADTRAN Holdings, Inc.(c)	426,384	2,671,296
Alpha & Omega Semiconductor Ltd.(b)(c)	56,946	1,461,234
Benchmark Electronics, Inc.(c)	103,229	2,799,570
DXC Technology Co.(b)	53,837	1,173,647
Methode Electronics, Inc.(c)	43,252	897,911
NCR Voyix Corp.(b)(c)	156,514	2,300,756
NetScout Systems, Inc.(b)	45,757	984,233
Sanmina Corp.(b)	38,857	2,324,426
ScanSource, Inc.(b)	80,517	3,161,097
TTM Technologies, Inc.(b)	64,141	892,201
Viasat, Inc.(b)(c)	68,481	1,522,333
Xerox Holdings Corp.(c)	242,149	4,470,071
		24,658,775
Materials-5.81%
AdvanSix, Inc.(c)	60,146	1,526,506
Century Aluminum Co.(b)(c)	117,134	1,306,044
Clearwater Paper Corp.(b)	76,562	2,524,249
Kaiser Aluminum Corp.(c)	29,086	1,887,681
Mativ Holdings, Inc., Class A(c)	117,311	1,411,251
Mercer International, Inc. (Germany)	246,815	2,088,055
O-I Glass, Inc.(b)(c)	133,430	1,942,741
SunCoke Energy, Inc.	174,495	1,788,574
		14,475,101
Real Estate-6.57%
Anywhere Real Estate, Inc.(b)(c)	424,623	3,023,316
Brandywine Realty Trust, (Acquired 12/16/2022 - 01/05/2024; Cost $1,733,954)(c)(d)	303,288	1,437,585
	Shares	Value
Real Estate-(continued)
Chatham Lodging Trust	120,862	$1,269,051
Cushman & Wakefield PLC(b)(c)	253,076	2,662,359
Hudson Pacific Properties, Inc.(c)	236,076	1,933,462
JBG SMITH Properties, (Acquired 03/17/2023 - 01/05/2024; Cost $1,222,518)(c)(d)	79,154	1,266,464
Pebblebrook Hotel Trust(c)	116,013	1,765,718
Safehold, Inc.(c)	48,579	964,779
Service Properties Trust	139,908	1,081,489
SL Green Realty Corp.	21,441	963,773
		16,367,996
Total Common Stocks & Other Equity Interests (Cost $257,998,581)		248,880,682
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)(f) (Cost $64,975)	64,975	64,975
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $258,063,556)		248,945,657
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-26.85%
Invesco Private Government Fund, 5.29%(e)(f)(g)	18,725,312	18,725,312
Invesco Private Prime Fund, 5.52%(e)(f)(g)	48,117,117	48,150,799
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $66,875,503)		66,876,111
TOTAL INVESTMENTS IN SECURITIES-126.82% (Cost $324,939,059)		315,821,768
OTHER ASSETS LESS LIABILITIES-(26.82)%		(66,791,345)
NET ASSETS-100.00%		$249,030,423

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2024.
(d)	Restricted security. The aggregate value of these securities at January 31, 2024 was $5,351,956, which represented 2.15% of the Fund’s Net Assets.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,655	$3,294,153	$(3,239,833)	$-	$-	$64,975	$2,099
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
January 31, 2024
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$19,104,887	$91,161,788	$(91,541,363)	$-	$-	$18,725,312	$642,063*
Invesco Private Prime Fund	49,126,853	183,714,959	(184,719,933)	6,613	22,307	48,150,799	1,712,657*
Total	$68,242,395	$278,170,900	$(279,501,129)	$6,613	$22,307	$66,941,086	$2,356,819

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,760,815,697	$-	$-	$1,760,815,697
Money Market Funds	-	67,509,620	-	67,509,620
Total Investments	$1,760,815,697	$67,509,620	$-	$1,828,325,317
Invesco S&P 500® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,611,652,680	$-	$-	$1,611,652,680
Money Market Funds	1,664,022	56,990,965	-	58,654,987
Total Investments	$1,613,316,702	$56,990,965	$-	$1,670,307,667
Invesco S&P 500® Top 50 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,411,320,748	$-	$-	$3,411,320,748
Money Market Funds	624,992	57,940,305	-	58,565,297
Total Investments	$3,411,945,740	$57,940,305	$-	$3,469,886,045
Invesco S&P MidCap 400® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$254,987,977	$-	$-	$254,987,977
Money Market Funds	-	50,030,182	-	50,030,182
Total Investments	$254,987,977	$50,030,182	$-	$305,018,159
Invesco S&P MidCap 400® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$326,377,304	$-	$-	$326,377,304
Money Market Funds	-	58,516,769	-	58,516,769
Total Investments	$326,377,304	$58,516,769	$-	$384,894,073

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap 600® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$96,816,070	$-	$0	$96,816,070
Money Market Funds	18,429	25,397,905	-	25,416,334
Total Investments	$96,834,499	$25,397,905	$0	$122,232,404
Invesco S&P SmallCap 600® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$248,880,682	$-	$-	$248,880,682
Money Market Funds	64,975	66,876,111	-	66,941,086
Total Investments	$248,945,657	$66,876,111	$-	$315,821,768